Condensed Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Direct title insurance premiums	$ 472	$ 465	$ 2,170	$ 2,097	$ 2,009
Agency title insurance premiums	564	583	2,723	2,626	2,277
Escrow, title-related and other fees	618	571	2,637	2,416	2,246
Interest and investment income	38	28	131	126	121
Realized gains and losses, net	1	(4)	2	(8)	11
Total revenues	1,693	1,643	7,663	7,257	6,664
Expenses:
Personnel costs	607	569	2,460	2,275	2,137
Agent commissions	431	446	2,089	1,998	1,731
Other operating expenses	423	389	1,781	1,648	1,557
Depreciation and amortization	47	43	183	160	150
Provision for title claim losses	47	52	238	157	246
Interest expense	11	16	48	64	73
Total expenses	1,566	1,515	6,799	6,302	5,894
Earnings from continuing operations before income taxes and equity in earnings of unconsolidated affiliates	127	128	864	955	770
Income tax expense	31	69	235	347	274
Earnings from continuing operations before equity in earnings of unconsolidated affiliates	96	59	629	608	496
Equity in earnings of unconsolidated affiliates	2	1	10	14	5
Net earnings from continuing operations	98	60	639	622	501
Net earnings (loss) from discontinued operations	0	21	155	70	60
Net earnings	98	81	794	692	561
Less: Net earnings attributable to non-controlling interests	1	9	23	42	34
Net earnings attributable to common shareholders	97	72	771	650	527
Amounts attributable to Fidelity National Financial, Inc. common shareholders
Net earnings from continuing operations attributable to FNF Group common shareholders	97	61
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	0	10
Net earnings attributable to common shareholders	$ 97	$ 72	$ 771	$ 650	$ 527
Diluted
Net earnings from continuing operations attributable to FNF Group common shareholders (in usd per share)	$ 0.35	$ 0.22	$ 2.30	$ 2.24	$ 1.79
Net earnings from discontinued operations attributable to FNF Group common shareholders (in usd per share)	$ 0.00	$ 0.03	$ 0.08	$ 0.10	$ 0.10
FNF Group Common Stock
Expenses:
Net earnings attributable to common shareholders	$ 97	$ 71	$ 662	$ 654	$ 540
Amounts attributable to Fidelity National Financial, Inc. common shareholders
Net earnings from continuing operations attributable to FNF Group common shareholders			639	627	511
Net earnings attributable to Fidelity National Financial, Inc. common shareholders			23	27	29
Net earnings attributable to common shareholders	$ 97	$ 71	$ 662	$ 654	$ 540
Basic
Net earnings from continuing operations attributable to FNF Group common shareholders (in usd per share)	$ 0.36	$ 0.22	$ 2.36	$ 2.31	$ 1.85
Net earnings from discontinued operations attributable to FNF Group common shareholders (in usd per share)	0.00	0.04	0.08	0.09	0.10
Net earnings per share (in usd per share)	0.36	0.26	2.44	2.40	1.95
Diluted
Net earnings per share (in usd per share)	$ 0.35	$ 0.25	$ 2.38	$ 2.34	$ 1.89
Weighted average shares outstanding, basic basis (in shares)	273	271	271	272	277
Weighted average shares outstanding, diluted basis (in shares)	280	279	278	280	286
Cash dividends paid per share FNF Group common stock (in usd per share)	$ 0.3	$ 0.25	$ 1.02	$ 0.88	$ 0.8
FNFV Group Common Stock
Amounts attributable to Fidelity National Financial, Inc. common shareholders
Net earnings attributable to Fidelity National Financial, Inc. common shareholders		$ 1	$ 109	$ (4)	$ (13)
Basic
Net earnings per share (in usd per share)		$ 0.02	$ 1.68	$ (0.06)	$ (0.16)
Diluted
Net earnings per share (in usd per share)		$ 0.01
Weighted average shares outstanding, basic basis (in shares)		66	65	67	79
Weighted average shares outstanding, diluted basis (in shares)		68	67	70	82